UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Triage Capital LF Group, LLC

Address:  401 City Avenue
          Suite 800
          Bala Cynwyd, Pennsylvania 19004

13F File Number: 28-11155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Leon Frenkel
Title:  Managing Member
Phone:  (610) 668-0404


Signature, Place and Date of Signing:

/s/ Leon Frenkel             Bala Cynwyd, Pennsylvania        August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      23

Form 13F Information Table Value Total:  $44,220
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


                                                     FORM 13F INFORMATION TABLE

                             TITLE                        VALUE     SHRS OR    SH/ PUT/   INVSTMT   OTHR         VOTING AUTHORITY
NAME OF ISSUER               OF CLASS        CUSIP       (X$1000)   PRN AMT    PRN CALL   DSCRTN    MGRS       SOLE    SHARED   NONE

ANADARKO PETE CORP           COM             032511107    1,459        30,600  SH         SOLE      NONE      30,600
BIOGEN IDEC INC              COM             09062X103      799        17,250  SH         SOLE      NONE      17,250
CLEVELAND-CLIFFS INC         COM             185896107    1,614        20,350  SH         SOLE      NONE      20,350
CORE MARK HOLDING CO INC     COM             218681104    1,039        38,704  SH         SOLE      NONE      38,704
DORAL FINL CORP              COM             25811P100      378        58,900  SH         SOLE      NONE      58,900
INTEGRATED ELECTRICAL SVCS   COM             45811E301      994        56,919  SH         SOLE      NONE      56,919
IONATRON INC                 COM             462070103      570        89,800  SH         SOLE      NONE      89,800
MIRANT CORP NEW              COM             60467R100    7,349       274,231  SH         SOLE      NONE     274,231
NYSE GROUP INC               COM             62949W103    1,205        17,600  SH         SOLE      NONE      17,600
OIL SVC HOLDRS TR            DEPOSTRY RCPT   678002106    1,237         8,280  SH         SOLE      NONE       8,280
PIONEER NATL RES CO          COM             723787107      961        20,700  SH         SOLE      NONE      20,700
RETAIL VENTURES INC          COM             76128Y102      356        20,000  SH         SOLE      NONE      20,000
RTI INTL METALS INC          COM             74973W107    5,973       106,960  SH         SOLE      NONE     106,960
SEA CONTAINERS LTD           CL A            811371707      361        75,900  SH         SOLE      NONE      75,900
SOUTHERN UN CO NEW           COM             844030106    1,400        51,750  SH         SOLE      NONE      51,750
STREETTRACKS GOLD TR         GOLD SHS        863307104    1,267        20,700  SH         SOLE      NONE      20,700
SUNTERRA CORP                COM NEW         86787D208    2,402       234,600  SH         SOLE      NONE     234,600
TRICO MARINE SERVICES INC    COM NEW         896106200    1,478        43,461  SH         SOLE      NONE      43,461
TRIUMPH GROUP INC NEW        COM             896818101    1,593        33,180  SH         SOLE      NONE      33,180
TXU CORP                     COM             873168108    1,446        24,190  SH         SOLE      NONE      24,190
USG CORP                     COM NEW         903293405    3,420        46,900  SH         SOLE      NONE      46,900
VENDINGDATA CORPORATION      COM NEW         92261Q202    2,170     1,084,776  SH         SOLE      NONE   1,084,776
WALTER INDS INC              COM             93317Q105    4,748        82,358  SH         SOLE      NONE      82,358
                                                         44,220


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